Average Annual Total Returns		12 Months Ended	39 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	1.48%
FT Vest International Equity Moderate Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	2.62%
Performance Inception Date	Sep. 17, 2021
FT Vest International Equity Moderate Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	2.62%
FT Vest International Equity Moderate Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.59%	2.01%